Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed-maturity securities:
Available-for-sale, at fair value (amortized cost of $62,706,408 and $59,652,036, respectively)	$ 66,403,722	$ 68,178,162
Held to maturity, at amortized cost (fair value of $219,516 and $486,715, respectively)	220,752	475,074
Mortgage loans on real estate (net of valuation allowances of $66,750 and $85,250, respectively)	6,134,525	6,045,334
Short-term securities	7,547	5,502
Derivatives	831,707	490,149
Loans to affiliates	1,191,170	28,725
Policy loans	158,217	163,768
Acquired loans	205,131	216,062
Equity securities:
Available-for-sale (cost of $29,112 and $0, respectively)	29,112
Trading (cost of $209,978 and $28,523, respectively)	227,822	31,837
Other invested assets	50,046	23,262
Total investments	75,459,751	75,657,875
Cash and cash equivalents	2,944,394	2,080,173
Accrued investment income	831,904	768,277
Receivables (net of allowance for uncollectible accounts of $6,254 and $6,938, respectively)	142,028	158,588
Reinsurance recoverables and receivables	4,105,078	4,079,593
Deferred acquisition costs	4,820,215	2,603,307
Other assets	2,073,826	1,651,474
Assets, exclusive of separate account assets	90,377,196	86,999,287
Separate account assets	30,747,777	25,670,675
Total assets	121,124,973	112,669,962
Policyholder liabilities:
Account balances and future policy benefit reserves	78,125,212	75,210,540
Policy and contract claims	416,109	358,732
Unearned premiums	135,639	88,883
Other policyholder funds	272,209	186,607
Total policyholder liabilities	78,949,169	75,844,762
Derivative liability	1,391,989	279,825
Mortgage notes payable	99,210	105,858
Other liabilities	2,840,304	2,333,383
Liabilities, exclusive of separate account liabilities	83,280,672	78,563,828
Separate account liabilities	30,747,777	25,670,675
Total liabilities	114,028,449	104,234,503
Stockholder's equity:
Common stock, $1 par value. Authorized, 40,000,000 shares; issued and outstanding, 20,000,001 shares at December 31, 2013 and 2012	20,000	20,000
Additional paid-in capital	4,053,371	4,053,371
Retained earnings	2,001,466	2,110,280
Accumulated other comprehensive income, net of tax	1,002,784	2,232,905
Total stockholder's equity	7,096,524	8,435,459
Total liabilities and stockholder's equity	121,124,973	112,669,962
Class A, Series A preferred stock
Stockholder's equity:
Preferred stock, value	8,909	8,909
Class A, Series B preferred stock
Stockholder's equity:
Preferred stock, value	$ 9,994	$ 9,994